Other Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Exchange Rates Used to Convert the Financial Statements of Foreign Operations

Exchange rates used to convert the financial statements of foreign operations (*)

	Year-end exchange rates (statements of financial position items)			Average exchange rates for the year (income statements and statements of cash flows items)
(Local Currency against 1 euro)	12/31/2017	12/31/2016	12/31/2015	Year 2017	Year 2016	Year 2015
Europe
BGN Bulgarian Lev	1.95580	1.95580	1.95580	1.95580	1.95580	1.95580
CZK Czech Koruna	25.53500	27.02100	27.02300	26.32656	27.03443	27.28277
CHF Swiss Franc	1.17020	1.07390	1.08350	1.11171	1.09004	1.06813
TRY Turkish Lira	4.54640	3.70720	3.17650	4.12109	3.34284	3.02349
GBP Pound Sterling	0.88723	0.85618	0.73395	0.87640	0.81905	0.72612
RON Romanian Leu	4.65850	4.53900	4.52400	4.56884	4.49053	4.44555
RUB Russian Ruble	69.39200	64.30000	80.67400	65.90160	74.15831	68.03509
North America
USD U.S. Dollar	1.19930	1.05410	1.08870	1.12946	1.10666	1.10970
Latin America
VEF Venezuelan Bolivar	16.19055	14.23035	14.69745	15.18018	14.90133	13.71398
BOB Bolivian	8.28720	7.28383	7.52292	7.80453	7.64702	7.66808
PEN Peruvian Nuevo Sol	3.88540	3.54020	3.70833	3.68247	3.73505	3.53192
ARS Argentinean Peso	22.93100	16.74880	14.09720	18.73314	16.33204	10.26890
CLP Chilean Peso	737.29000	704.94500	772.71300	732.28973	748.49536	726.01073
COP Colombian Peso	3,580.19000	3,169.49000	3,456.01000	3,334.88410	3,376.68116	3,046.29559
BRL Brazilian Real	3.96728	3.43542	4.25116	3.60584	3.85935	3.69727
Other countries
ILS Israeli Shekel	4.16350	4.04770	4.24810	4.06091	4.24812	4.31323

(*)	Source: data processed by the European Central Bank, Reuters and major Central Banks.

Summary of Research and Development

Research and development

Expenditures for research and development activities are represented by external costs, labor costs of dedicated staff and depreciation and amortization. Details are as follows:

	2017	2016	2015
	(millions of euros)
Research and development costs expensed during the year	43	44	52
Development costs capitalized	1,949	1,704	1,668

Total research and development costs (expensed and capitalized)	1,992	1,748	1,720

Summary of the Amount of Lease Installments Receivables

At December 31, 2017 and 2016 the amount of lease installments receivables is as follows:

	At December 31, 2017	At December 31, 2016
	(millions of euros)
Within 1 year	124	118
From 2 to 5 years	238	247
Beyond 5 years	98	128

Total	460	493

Summary of the Amount of Lease Installments Payables

At December 31, 2017 and 2016 the amount of lease installments payables is as follows:

	At December 31, 2017	At December 31, 2016
	(millions of euros)
Within 1 year	177	175
From 2 to 5 years	298	287
Beyond 5 years	60	39

Total	535	501